Additional information on the consolidated statements of cash flows - Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Interests received measured using the effective rate method	$ 2,583	$ 3,944
Interests paid on long-term debt	15,680	21,126
Dividends received	150	328
Income taxes paid	797	822
Decrease (increase) in amounts receivable	4,929	(8,613)
Decrease (increase) in other current assets	(1,449)	9,828
Increase (decrease) in accounts payable and accrued liabilities	(8,260)	(3,834)
Changes in non-cash working capital items	(4,780)	(2,619)
Tax credits receivable related to exploration and evaluation assets - beginning of period	281	4,091
Tax credits receivable related to exploration and evaluation assets - end of period	$ 936	$ 281